Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease revenues, excluding amortization	$ 86,540	$ 87,948	$ 88,889
Time charter service revenues, excluding amortization	57,475	58,199	60,063
Amortization of above market contract intangibles	(2,755)	(3,052)	(3,631)
Other revenue			115
Total revenues	141,260	143,095	145,436
Total segment reporting [Member]
Lease revenues, excluding amortization	112,230	113,708	114,579
Time charter service revenues, excluding amortization	71,584	73,297	74,158
Amortization of above market contract intangibles	(2,755)	(3,052)	(3,631)
Amortization of deferred revenue for modifications & drydock	2,732	2,714	2,648
Other revenue			115
Total revenues	183,791	186,667	187,869
Majority held FSRUs [Member]
Lease revenues, excluding amortization	86,540	87,948	88,889
Time charter service revenues, excluding amortization	57,475	58,199	60,063
Amortization of above market contract intangibles	(2,755)	(3,052)	(3,631)
Other revenue			115
Total revenues	141,260	143,095	145,436
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	25,690	25,760	25,690
Time charter service revenues, excluding amortization	14,109	15,098	14,095
Amortization of deferred revenue for modifications & drydock	2,732	2,714	2,648
Total revenues	42,531	43,572	42,433
Eliminations [Member]
Lease revenues, excluding amortization	(25,690)	(25,760)	(25,690)
Time charter service revenues, excluding amortization	(14,109)	(15,098)	(14,095)
Amortization of deferred revenue for modifications & drydock	(2,732)	(2,714)	(2,648)
Total revenues	$ (42,531)	$ (43,572)	$ (42,433)